STERLING CAPITAL LONG/SHORT EQUITY FUND

SUPPLEMENT DATED MARCH 19, 2014 TO THE

STERLING CAPITAL FUNDS CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS,

INSTITUTIONAL AND CLASS R SHARES PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION

EACH DATED FEBRUARY 1, 2014, AS AMENDED

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary with respect to the Class A, Class C and Institutional Shares of the Sterling Capital Long/Short Equity Fund in the Sterling Capital Funds Class A, Class B and Class C Shares Prospectus (the “Retail Prospectus”), Institutional and Class R Shares Prospectus (the “Institutional Prospectus”) and Statement of Additional Information (the “SAI”), each dated February 1, 2014, as amended:

Cummings Bay Capital Management, L.P., a sub-adviser to the Sterling Capital Long/Short Equity Fund, changed its name to Highland Capital Healthcare Advisors, L.P. as of February 27, 2014. All references in the Retail Prospectus, Institutional Prospectus and SAI to “Cummings Bay Capital Management, L.P.” and “Cummings Bay” are hereby deleted and replaced with “Highland Capital Healthcare Advisors, L.P.” and “Highland Capital”, respectively.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE

REFERENCE

SCFndSupp-0314